As filed with the Securities and Exchange Commission on August 11, 2025

File No. 333-289318

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [x]

X	Pre-Effective Amendment No. 1
Post-Effective Amendment No. [ ]

THE TIMOTHY PLAN

(Exact Name of Registrant as Specified in Charter)

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (407) 644-1986

BRIAN MUMBERT

1055 MAITLAND CENTER COMMONS

MAITLAND, FL 32751

(Name and Address of Agent for Service)

Copies to:

DAVID C. MAHAFFEY, ESQ.

Sullivan & Worchester LLP

1666 K Street, NW

Washington, DC 20006

(202) 775-1207

Title of securities being registered: Timothy Plan High Dividend Stock ETF Fund

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

EXPLANATORY NOTE

This Pre-Effective Amendment No. 1 to the Registration Statement of The Timothy Plan (the “Trust”) on Form N-14 hereby incorporates Parts A, B and C from the Company’s Form N-14 filed August 6, 2025.  This Pre-Effective Amendment No. 1 is filed for the sole purpose of adding a delaying amendment regarding the effectiveness of the Registration Statement.

SIGNATURES

As required by the Securities Act of 1933 (the “Securities Act”), as amended, this Registration Statement on Form N-14 has been signed on its behalf of the Registrant, in the city of Maitland and the State of Florida on August 11, 2025.

THE TIMOTHY PLAN

By:	/s/ Brian Mumbert
BRIAN MUMBERT, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Brian Mumbert	Trustee	August 11, 2025
BRIAN MUMBERT

/s/ Mathew D. Staver*	Trustee	August 11, 2025
MATHEW D. STAVER

/s/ Deborah Honeycutt*	Trustee	August 11, 2025
DEBORAH HONEYCUTT

/s/ Dale Bissonette*	Trustee	August 11, 2025
DALE BISSONETTE

/s/ Anthereca Lane*	Trustee	August 11, 2025
ANTHERECA LANE

/s/ Alan M. Ross*	Trustee	August 11, 2025
ALAN M. ROSS

/s/ Richard W. Copeland*	Trustee	August 11, 2025
RICHARD W. COPELAND

/s/ Abraham M. Rivera*	Trustee	August 11, 2025
ABRAHAM M. RIVERA

/s/ Theron Holladay*	Trustee	August 11, 2025
THERON HOLLADAY

/s/ John C. Mulder*	Trustee	August 11, 2025
JOHN C. MULDER

/s/ Shelly Nahrstedt*	Trustee	August 11, 2025
SHELLY NAHRSTEDT

/s/ Kenneth Blackwell*	Trustee	August 11, 2025
KENNETH BLACKWELL

/s/ Greg Ally*	Treasurer and CFO	August 11, 2025
GREG ALLY

*By: /s/ Brian Mumbert, Attorney-in-Fact, pursuant to powers of attorney incorporated herein by reference as filed with SEC with Form N-14.